Leases - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Lessee, Leases, Description [Line Items]
Lease expenses	$ 382,387	$ 282,257	$ 771,307	$ 445,748
Right-of-use assets	9,319,631		9,319,631		$ 1,737,409
Lease liability	17,738,000		17,738,000		1,887,271	$ 1,075,773
Derecognised lease liabilities	356,433		356,433
Gain on disposal			30,488
Cost
Lessee, Leases, Description [Line Items]
Right-of-use assets	11,136,984		11,136,984		3,238,052	1,660,098
Derecognised right-of-use assets	524,568		524,568
Amortization
Lessee, Leases, Description [Line Items]
Right-of-use assets	(1,817,353)		(1,817,353)		$ (1,500,643)	$ (732,764)
Derecognised right-of-use assets	198,623		198,623
Lease agreement for a storage and distribution premise in California
Lessee, Leases, Description [Line Items]
Lease rent per month			$ 25,711
Renewal term (in months)			5 years
Right-of-use assets	1,299,744		$ 1,299,744
Renewal of an existing lease agreement for a kiosk location in Arizona
Lessee, Leases, Description [Line Items]
Lease rent per month			$ 12,500
Renewal term (in months)			33 months
Right-of-use assets	410,481		$ 410,481
Renewal an existing lease agreement for an office premise in Mesa Arizona
Lessee, Leases, Description [Line Items]
Lease rent per month			$ 15,813
Renewal term (in months)			13 months
Right-of-use assets	195,672		$ 195,672
Lease agreement for Mesa facility
Lessee, Leases, Description [Line Items]
Renewal term (in months)			129 months 15 days
Right-of-use assets	6,518,261		$ 6,518,261
Lease liability	$ 14,520,861		$ 14,520,861
Minimum
Lessee, Leases, Description [Line Items]
Lease term			1 year
Maximum
Lessee, Leases, Description [Line Items]
Lease term			5 years